UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F-NT

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ];          Amendment Number:______
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:    BlackRock (Netherlands) B.V.
Address: Beukenlaan 143c
         Eindhoven, The Netherlands 5616 VD


13F File Number: 028-12198


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Karen Clark
Title: Attorney-In-Fact*
Phone: 609-282-1271

Signature, Place and Date of Signing:



______________________________________________________________________
/s/ Karen Clark   Plainsboro, N.J. 08536     February 10, 2009


*Signed pursuant to Power Of Attorney dated
January 16, 2008, included as Exhibit to this Form 13F filed with the Securities and Exchange Commission by BlackRock (Netherlands) B.V.

Report Type (Check only one.):

[ ]      13F HOLDINGS REPORT.

[X]      13F NOTICE.

[ ]      13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager

Form 13F File Number    Name
--------------------    --------------------------
     028-05115          BlackRock Group Limited